Form N-CSR Cover	12 Months Ended
Jun. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SPDR SERIES TRUST
Entity Central Index Key	0001064642
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025